 Filed with the Securities and Exchange Commission on November 15, 2010

Registration No. 333-150220 Investment Company Act No. 811-5438

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 17
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 186

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
 (Exact Name of Registrant)

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
 (Name of Depositor)

ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
 (Address of Depositor's Principal Executive Offices)

(203) 926-1888
 (Depositor's Telephone Number)

JOSEPH D. EMANUEL, CHIEF LEGAL OFFICER
 One Corporate Drive, Shelton, Connecticut 06484
 (Name and Address of Agent for Service of Process)

Copy To:
 C. CHRISTOPHER SPRAGUE, ESQ.
 VICE PRESIDENT AND CORPORATE COUNSEL
 One Corporate Drive, Shelton, Connecticut 06484 (203) 402-1233

Approximate Date of Proposed Sale to the Public: continuous
 Title of Securities Being Registered:

Units of interest in Separate Accounts under variable annuity contracts.

It is proposed that this filing become effective: (check appropriate space)
[X] immediately upon filing pursuant to paragraph (b) of Rule 485
[  ] on ______________pursuant to paragraph (b) of Rule 485
[  ] 60 ____________days after filing pursuant to paragraph (a) (i) of Rule 485
[_] on _________ pursuant to paragraph (a) (i) of Rule 485
[_] 75 days after filing pursuant to paragraph (a) (ii) of Rule 485
[_] on ________ pursuant to paragraph (a) (ii) of Rule 485

If appropriate, check the following box:
[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
Units of interest in Separate Accounts under variable annuity contracts.

Registrant is filing this Post-Effective Amendment No. 17 to Registration Statement No. 333-150220 for the purpose of including in the Registration Statement Prospectus Supplements.  The Prospectus, Statement of Additional Information and Part C that were filed as part of Post-Effective Amendment No. 15 filed with the SEC on April 19, 2010 and Post-Effective Amendment No. 16 filed on July 1, 2010, are hereby incorporated by reference. Financial statements for the Depositor and the Registrant, each dated December 31, 2009, are incorporated herein by reference to that April Post-Effective Amendment.  Financial statements for the Depositor filed subsequent to December 31, 2009 are incorporated by reference to Depositor’s Exchange Act periodic reports. Other than as set forth herein, this Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

Prudential Annuities Life Assurance Corporation

ADVANCED SERIES XTRA CREDIT EIGHTSM (XT8)

Supplement dated January 3, 2011
To
Prospectus dated May 1, 2010

This supplement should be read and retained with the prospectus for your Annuity. This supplement is intended to update certain information in the Prospectus for the variable annuity you own, and is not intended to be a prospectus or offer for any other variable annuity listed here that you do not own. If you would like another copy of the prospectus, please call us at 1-888-PRU-2888.

We are issuing this supplement to reflect changes to two Portfolios of Advanced Series Trust and the addition of a new AST Portfolio.

•
Effective on or about January 24, 2011, the AST Value Portfolio will change its name to the AST BlackRock Value Portfolio.  To reflect this name change, we amend the inside front cover, the table of Underlying Mutual Fund Portfolio Annual Expenses, the Group II table within the section entitled, “Investment Options”, and the Investment Objectives/Policies table accordingly.

•
Effective on or about the close of business April 29, 2011, and contingent upon shareholder approval and the satisfaction of certain customary closing conditions, the AST Neuberger Berman Small-Cap Growth Portfolio will be reorganized into the AST Federated Aggressive Growth Portfolio.

In addition, we announce that the following Portfolio will be added as a Sub-account to your Annuity effective on or about January 3, 2011; however please note that you may not allocate Purchase Payments to or make transfers to or from this Sub-account, and that this Sub-account is available only with certain optional living benefits.  To reflect this new Portfolio, we make the following disclosure changes:

•	We add the name of the AST Bond Portfolio 2022 to the inside front cover of the prospectus.

•	In the section entitled, “Summary of Contract Fees and Charges” we set forth the following fees of the AST Bond Portfolio 2022 in the table of Underlying Mutual Fund Portfolio Annual Expenses:

UNDERLYING PORTFOLIO	Manage-ment Fees	Other Expenses	Distribution (12b-1) Fees	Dividend Expense on Short Sales	Broker Fees and Expenses on Short Sales	Acquired Portfolio Fees & Expenses	Total Annual Portfolio Operating Expenses	Fee Waiver or Expense Reim-bursement1	Net Annual Fund Operating Expenses
AST Bond Portfolio 2022	0.65%	0.33%	0.00%	0.00%	0.00%	0.00%	0.98%	0.00%	0.98%

1 The Investment Managers (Prudential Investments LLC and AST Investment Services, Inc.) have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses for the Portfolio so that the Portfolio's investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, distribution fees, acquired fund fees and expenses and extraordinary expenses) do not exceed 1.00% of the Portfolio's average daily net assets through April 30, 2011. This arrangement may not be terminated or modified prior to April 30, 2011, and may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue the arrangement after April 30, 2011 will be subject to review by the Investment Managers and the Fund's Board of Trustees.

•	In the section entitled “Investment Options” we add the following summary description of the AST Bond Portfolio 2022 to the Investment Objectives/Policies table as follows:

STYLE/TYPE	INVESTMENT OBJECTIVES/POLICIES	PORTFOLIO ADVISOR/SUB-ADVISOR
ADVANCED SERIES TRUST
FIXED INCOME
AST Bond Portfolio 2022:  seeks the highest potential total return consistent with its specified level of risk tolerance to meet the parameters established to support the GRO benefits and maintain liquidity to support changes in market conditions for a fixed maturity of 2022. Please note that you may not make purchase payments to this Portfolio, and that this Portfolio is available only with certain living benefits.
Prudential Investment Management Inc.

Prudential Annuities Life Assurance Corporation

OPTIMUM XTraSM

Supplement dated January 3, 2011
To
Prospectus dated May 1, 2010

This supplement should be read and retained with the prospectus for your Annuity. This supplement is intended to update certain information in the Prospectus for the variable annuity you own, and is not intended to be a prospectus or offer for any other variable annuity listed here that you do not own. If you would like another copy of the prospectus, please call us at 1-888-PRU-2888.

We are issuing this supplement to reflect changes to two Portfolios of Advanced Series Trust and the addition of a new AST Portfolio.

•
Effective on or about January 24, 2011, the AST Value Portfolio will change its name to the AST BlackRock Value Portfolio.  To reflect this name change, we amend the inside front cover, the table of Underlying Mutual Fund Portfolio Annual Expenses, and the Investment Objectives/Policies table accordingly.

•
Effective on or about the close of business on April 29, 2011, and contingent upon shareholder approval and the satisfaction of certain customary closing conditions, the AST Neuberger Berman Small-Cap Growth Portfolio will be reorganized into the AST Federated Aggressive Growth Portfolio.

In addition, we announce that the following Portfolio will be added as a Sub-account to your Annuity effective on or about January 3, 2011; however please note that you may not allocate Purchase Payments to or make transfers to or from this Sub-account, and that this Sub-account is available only with certain optional living benefits.  To reflect this new Portfolio, we make the following disclosure changes:

•	We add the name of the AST Bond Portfolio 2022 to the inside front cover of the prospectus.

•	In the section entitled, “Summary of Contract Fees and Charges” we set forth the following fees of the AST Bond Portfolio 2022 in the table of Underlying Mutual Fund Portfolio Annual Expenses:

UNDERLYING PORTFOLIO	Manage-ment Fees	Other Expenses	Distribution (12b-1) Fees	Dividend Expense on Short Sales	Broker Fees and Expenses on Short Sales	Acquired Portfolio Fees & Expenses	Total Annual Portfolio Operating Expenses	Fee Waiver or Expense Reim-bursement1	Net Annual Fund Operating Expenses
AST Bond Portfolio 2022	0.65%	0.33%	0.00%	0.00%	0.00%	0.00%	0.98%	0.00%	0.98%

1 The Investment Managers (Prudential Investments LLC and AST Investment Services, Inc.) have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses for the Portfolio so that the Portfolio's investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, distribution fees, acquired fund fees and expenses and extraordinary expenses) do not exceed 1.00% of the Portfolio's average daily net assets through April 30, 2011. This arrangement may not be terminated or modified prior to April 30, 2011, and may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue the arrangement after April 30, 2011 will be subject to review by the Investment Managers and the Fund's Board of Trustees.

•	In the section entitled “Investment Options” we add the following summary description of the AST Bond Portfolio 2022 to the Investment Objectives/Policies table as follows:

STYLE/TYPE	INVESTMENT OBJECTIVES/POLICIES	PORTFOLIO ADVISOR/SUB-ADVISOR
ADVANCED SERIES TRUST
FIXED INCOME
AST Bond Portfolio 2022:  seeks the highest potential total return consistent with its specified level of risk tolerance to meet the parameters established to support the GRO benefits and maintain liquidity to support changes in market conditions for a fixed maturity of 2022. Please note that you may not make purchase payments to this Portfolio, and that this Portfolio is available only with certain living benefits.
Prudential Investment Management Inc.

PART C

OTHER INFORMATION

(10) Written Consent of Independent Registered Public Accounting Firm, FILED HEREWITH

Item 27. Number of Contract Owners: As of September 30, 2010 there were 9,202 owners of contracts.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the city of Shelton and the State of Connecticut on this 15th day of November 2010.

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
Registrant

By: Prudential Annuities Life Assurance Corporation
Depositor
/s/Stephen Pelletier
Stephen Pelletier, President

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
Depositor

By: /s/Stephen Pelletier
Stephen Pelletier, President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Stephen Pelletier* ------------------------ Stephen Pelletier	Chief Executive Officer and President	November 15, 2010
Thomas J. Diemer* ------------------------- Thomas J. Diemer	Executive Vice President and Chief Financial Officer	November 15, 2010

(Board of Directors)
Thomas J. Diemer* ---------------------- Thomas J. Diemer	Stephen Pelletier* ---------------------- Stephen Pelletier
Bernard J. Jacob* ---------------------- Bernard J. Jacob	Daniel O. Kane* ---------------------- Daniel O. Kane
Richard F. Vaccaro* ---------------------- Richard F. Vaccaro	Robert M. Falzon* ------------------------ Robert M. Falzon
George M Gannon* -------------------------- George M. Gannon

By:/s/C. Christopher Sprague
 C. Christopher Sprague

*Executed by C. Christopher Sprague on behalf of those indicated pursuant to Power of Attorney

EXHIBITS
Exhibit 10 Written Consent of Independent Registered Public Accounting Firm